Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Cash on hand and in banks (Note 28)	16,533	10,616
Temporary cash investments (Note 28)	8,678	13,291
	25,211	23,907